MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Amortized cost
Due in one year or less	$ 500
Due after five through ten years
Due after ten years
Total	3,995	$ 6,181
Fair value
Due in one year or less	500
Due after one through five years	3,580
Due after five through ten years
Due after ten years
Total	$ 4,080	6,125
HELD TO MATURITY, Weighted average yield
Due in one year or less	2.65%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years	137
Due after five through ten years
Due after ten years	108,194
Total	108,331	115,857
Fair value
Due in one year or less
Due after one through five years	139
Due after five through ten years
Due after ten years	108,194
Total	$ 108,708	$ 116,844
HELD TO MATURITY, Weighted average yield
Due in one year or less
Due after one through five years	3.85%
Due after ten years	3.47%
Total	3.47%